Junior Subordinated Deferrable Interest Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Junior subordinated interest deferrable debentures, major types of business trusts

	Junior
	Subordinated
	Deferrable
	Interest	Repricing	Interest	Interest				Optional
	Debentures	Frequency	Rate	Rate Index(1)			Maturity Date	Redemption Date(1)
	(Dollars in Thousands)
Trust VIII	$25,774	Quarterly	7.13%	LIBOR	+	3.05	October 2033	October 2008
Trust IX	41,238	Quarterly	5.36%	LIBOR	+	1.62	October 2036	October 2011
Trust X	21,021	Quarterly	6.09%	LIBOR	+	1.65	February 2037	February 2012
Trust XI	25,990	Quarterly	5.36%	LIBOR	+	1.62	July 2037	July 2012
Trust XII	20,619	Quarterly	6.21%	LIBOR	+	1.45	September 2037	September 2012
	$134,642
(1)	The Capital Securities may be redeemed in whole or in part on any interest payment date after the Optional Redemption Date.